Net trading income (losses) - Schedule of Net Trading Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Net gains on financial assets and liabilities at fair value through profit or loss:
Investment property gains (losses)	£ 99	£ 67		£ (87)
Net trading income	1,485	1,812	[1]	1,307	[1]
Retail and Commercial Banking
Net gains on financial assets and liabilities at fair value through profit or loss:
Net gains (losses) on financial instruments held for trading	716	778		518
Net gains on other financial instruments mandatorily held at fair value through profit or loss	555	662		561
Net losses on financial liabilities designated at fair value through profit or loss	(252)	(336)		(341)
Net gains (losses) on financial assets and liabilities at fair value through profit or loss	1,019	1,104		738
Foreign exchange	411	687		585
Investment property gains (losses)	55	21		(16)
Fair value hedges
Net gains on financial assets and liabilities at fair value through profit or loss:
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(54)	(81)		(267)
Cash flow hedges
Net gains on financial assets and liabilities at fair value through profit or loss:
Gain (loss) on hedge ineffectiveness recognised in profit or loss	£ 54	£ (60)		£ 19

[1]	[1]Comparative periods have been represented for presentational changes. See note 1.